Commitments and contingencies - Schedule of Commitment Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 104.9
2025	107.1
2026	106.0
2027	76.0
2028	25.1
Thereafter	6.8
Operating lease commitments	$ 425.9	$ 581.6